Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information
Summary of quarterly financial data

	2014 Quarter Ended*
	March 31	June 30	September 30	December 31
Total revenues	$3,488,884	$3,522,067	$3,622,234	$3,776,332
Net income (loss)	1,319,708	395,138	1,854,647	(2,981,646)
Net income (loss) attributable to Predecessor	1,319,708	395,138	1,854,647	(283,298)
Net loss attributable to limited partners	n/a	n/a	n/a	(2,698,348)
Net loss per limited partner unit
(basic and diluted):
Common units	n/a	n/a	n/a	$(0.34)
Subordinated units	n/a	n/a	n/a	$(0.34)
Cash distribution declared per unit	n/a	n/a	n/a	$0.1344

*Prior-period financial information has been retroactively adjusted for certain assets acquired on March 4, 2015.

	2013 Quarter Ended*
	March 31	June 30	September 30	December 31
Total revenues	$2,619,945	3,008,357	3,470,742	3,544,517
Net income	262,027	2,600,165	638,488	929,136

*Prior-period financial information has been retroactively adjusted for certain assets acquired on March 4, 2015.